CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 64,353	$ 40,367	$ 29,304
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	(6,182)	2,779	13,070
Income tax benefit (expense) related to components of other comprehensive income	855	(402)	(1,427)
Total other comprehensive income (loss), net of tax	(5,327)	2,377	11,643
Comprehensive income	59,026	42,744	40,947
Less: comprehensive income attributable to non-controlling interest	(519)	(901)	(85)
Comprehensive income attributable to controlling interest	$ 58,507	$ 41,843	$ 40,862